Label	Element	Value
Innovator International Developed Power Buffer ETF™ - September | iShares MSCI EAFE ETF, Expiration: 08/29/2025; Exercise Price: $0.83 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.20%
Innovator International Developed Power Buffer ETF™ - September | iShares MSCI EAFE ETF, Expiration: 08/29/2025; Exercise Price: $82.98 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.70%
Innovator International Developed Power Buffer ETF™ - September | iShares MSCI EAFE ETF, Expiration: 08/29/2025; Exercise Price: $95.53 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.50%)
Innovator International Developed Power Buffer ETF™ - September | iShares MSCI EAFE ETF, Expiration: 08/29/2025; Exercise Price: $70.53 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.60%)